Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	Capital Group Core Balanced ETF
Entity Central Index Key	0001970533
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 16, 2024
Document Effective Date	Mar. 01, 2024
Prospectus Date	Mar. 01, 2024
Capital Group Core Balanced ETF | Share Class
Prospectus:
Trading Symbol	CGBL